Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Measurements
Schedule of reconciliation from amortized cost basis to net carrying amount and fair value

December 31,
2022
Held-to-maturity investments, amortized cost basis	$118,433,095
Interest earned on investments	307,051
Held-to-maturity investments, net carrying amount	118,740,146
Unrealized gain on investments	36,854
Held-to-maturity investments, fair value	$118,177,000

	December 31,	December 31,
	2022	2021
Held-to-maturity investments, amortized cost basis	$118,433,095	$117,299,993
Interest earned on investments	307,051	10,928
Held-to-maturity investments, net carrying amount	118,740,146	117,310,921
Unrealized gain on investments	36,854	1,912
Held-to-maturity investments, fair value	$118,177,000	$117,312,833